POST-EMPLOYMENT BENEFIT - Conciliation of the liabilities of other retirement benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other post-employment benefit obligations
Amounts recognized in balance sheet and statement of income for the year
Current service cost	R$ 39,001	R$ 42,245
Net interest cost	2,703,475	2,622,700
Actuarial expense / (revenue) recognized in the year	2,742,476	2,664,945
Health and life insurance plans
Amounts recognized in balance sheet and statement of income for the year
The Actuarial Present Value obligations	162,635	255,181
Net liabilities / (assets)	162,635	255,181
Current service cost	9,652	757
Net interest cost	16,404	20,741
Actuarial expense / (revenue) recognized in the year	R$ 26,057	R$ 21,498